SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Non-cash financing activities
Fair value of options granted and vested	$ 1,144,342	$ 479,107	$ 0
Fair value of options exercised	158,106	0	13,590
Fair value of options cancelled and expired	0	0	59,553
Fair value of warrants granted	174,427	83,109	127,254
Fair value of warrants exercised	36,859	0	0
Shares issued for finders	100,500	0	0
Shares issued for options exercised	0	0	37,500
Shares issued for warrants exercised	0	0	187,120
Non-cash investing activities:
Shares to be issued for acquisition of inventory	0	0	22,800
Shares issued for consulting services	$ 307,734	$ 125,000	$ 0